Asset Retirement Obligations (Reconciliation of Changes in the ARO) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligations [Line Items]
ARO at beginning of period	$ 17	$ 0
Asset Retirement Obligation, Liabilities Incurred	8	2
Asset Retirement Obligation, Revision of Estimate	(1)	0
ARO at end of period	25	17
Asset Retirement Obligation, Accretion Expense	1	0
MarkWest [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Liabilities Assumed	$ 0	$ 15